Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 48,610	$ 6,805
Restricted cash	18,036	197,130
Restricted investments	166,560	0
Prepaid expenses and other assets	3,807	3,142
Right-of-use assets	56,555	56,867
Total assets	347,773	303,887
Liabilities and equity
Accounts payable, accrued expenses and other liabilities	12,071	10,959
Operating lease liabilities	61,516	61,289
Bonds payable, net of debt issuance costs and premiums	160,756	160,679
Warrants liability	21,924	0
Total liabilities	256,267	232,927
Redeemable Sky Series B Preferred Units	0	54,029
Stockholders’ equity
Preferred stock; $0.0001 par value; 10,000,000 shares authorized as of March 31, 2022; none issued and outstanding	0	0
Additional paid-in capital	28,681	0
Accumulated deficit	(15,763)	0
Total Sky Harbour Group Corporation stockholders’ equity	12,923	0
Members’ equity	0	16,931
Non-controlling interests	78,583	0
Total equity	91,506	16,931
Total liabilities and equity	347,773	303,887
Common Class A [Member]
Stockholders’ equity
Common stock	1	0
Common Class B [Member]
Stockholders’ equity
Common stock	4	0
Construction in Progress [Member]
Assets
Property, Plant and Equipment, Net	39,435	25,034
Asset under Construction [Member]
Assets
Property, Plant and Equipment, Net	14,365	14,500
Equipment and Software [Member]
Assets
Property, Plant and Equipment, Net	$ 405	$ 409